UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENT OF FINANCIAL POSITION - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025
NON-CURRENT ASSETS
Intangible assets	$ 2,735.8	$ 2,782.0
Goodwill	2,296.1	2,338.3
Property, plant and equipment	690.9	697.8
Right-of-use assets	790.2	763.4
Non-current financial assets	75.3	70.7
Defined benefit pension assets	20.7	20.8
Other non-current assets	2.9	3.3
Deferred tax assets	80.4	84.1
TOTAL NON-CURRENT ASSETS	6,692.3	6,760.4
CURRENT ASSETS
Inventories	1,687.9	1,622.1
Accounts receivable, net	703.9	809.3
Prepaid expenses and other receivables	222.8	200.0
Current tax assets	20.0	20.3
Cash and cash equivalents	683.7	652.3
TOTAL CURRENT ASSETS	3,318.3	3,304.0
TOTAL ASSETS	10,010.6	10,064.4
EQUITY
Share capital	19.4	18.6
Share premium	4,092.2	3,251.2
Capital reserve	2,789.2	2,789.2
Cash flow hedge reserve	(20.8)	(43.4)
Accumulated deficit and other	(135.8)	(213.6)
Equity attributable to equity holders of the parent company	6,744.2	5,802.0
Non-controlling interests	11.4	18.9
TOTAL EQUITY	6,755.6	5,820.9
NON-CURRENT LIABILITIES
Non-current borrowings	0.0	792.3
Non-current lease liabilities	691.1	660.9
Defined benefit pension liabilities	33.7	33.9
Other non-current liabilities	4.5	7.2
Non-current provisions	16.5	16.0
Non-current tax liabilities	11.5	4.5
Deferred tax liabilities	503.7	519.5
TOTAL NON-CURRENT LIABILITIES	1,261.0	2,034.3
CURRENT LIABILITIES
Other borrowings	144.9	142.8
Current lease liabilities	165.0	157.1
Accounts payable	672.6	769.8
Other current liabilities	862.4	1,002.8
Current provisions	41.4	41.7
Current tax liabilities	107.7	95.0
TOTAL CURRENT LIABILITIES	1,994.0	2,209.2
TOTAL LIABILITIES	3,255.0	4,243.5
TOTAL SHAREHOLDERS’ EQUITY AND LIABILITIES	$ 10,010.6	$ 10,064.4